Related Party Transactions (Transactions with Equity Method Investees) (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consolidated Statements of Income
Direct operating expense				$ 0.8
Equity Method Investees
Consolidated Balance Sheets
Accounts receivable		$ 6.0	$ 17.9
Other assets, noncurrent		0.2	2.8
Total due from related parties		6.2	20.7
Accounts payable and accrued liabilities		0.0	2.5
Participations and residuals, current		6.5	6.4
Participations and residuals, noncurrent		6.0	4.9
Deferred revenue, current		0.2	4.5
Deferred revenue, noncurrent		0.0	18.8
Total due to related parties		12.7	37.1
Consolidated Statements of Income
Revenues		8.9	88.8	47.7
Direct operating expense		22.0	10.5	12.3
Distribution and marketing expense		3.5	0.8	1.2
General and administrative expense	[1]	$ (3.7)	$ (0.7)	$ (0.8)

[1]	Amounts primarily represent reimbursement for certain shared services for equity method investees.